Discontinued Products (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 1993
Schedule Of Runoff [Line Items]
Reduction of reserve for anticipated future losses on discontinued products, after tax	$ 55.9		$ 0		$ 0
Reserve For Discontinued Products [Roll Forward]
Reduction of reserve for anticipated future losses on discontinued products	(86.0)		0		0
Assets:
Investments	22,998.8		21,920.1
Collateral received under securities loan agreements	792.6		47.1
Total assets	49,871.8		41,494.5		38,593.1
Liabilities:
Policyholders' funds	1,188.0		1,364.0
Total liabilities	35,793.6		31,065.3
Mortgage loans investment portfolio	407.0					5,400.0
Mortgage loans investment portfolio percentages (in hundredths)	12.00%					37.00%
Real Estate investment portfolio	70.0					500.0
Real Estate investment portfolio percentages (in hundredths)	2.00%					4.00%
Expected Runoff Of Single Premium Annuities	2,448.9		2,615.4		2,780.5
Expected Runoff Of Guaranteed Investment Contracts Liabilities	15.7		16.1		17.0
Actual Runoff Of Single Premium Annuities	2,804.8		2,857.6		3,005.8
Actual Runoff Of Guaranteed Investment Contracts Liabilities	0		6.6		8.2
Scheduled Contract Maturities, Settlements And Benefit Payments	391.5		399.5		412.0
Discontinued Products [Member]
Reserve For Discontinued Products [Roll Forward]
Reserve, beginning of period	978.5	[1]	896.3		884.8
Discontinued products operating income (loss)	1.0		(2.0)		(16.9)
Net realized capital gains	86.0		84.2		28.4
Reduction of reserve for anticipated future losses on discontinued products	(86.0)		0		0
Reserve, end of period	979.5	[1]	978.5	[1]	896.3
Assets:
Investments	3,443.5	[1]	3,675.5	[1]
Other Assets	85.2	[1]	79.2	[1]
Collateral received under securities loan agreements	204.4	[1]	3.8	[1]
Current and deferred income taxes	14.4	[1]	19.3	[1]
Receivable from continuing products	533.1	[1],[2]	556.0	[1],[2]
Total assets	4,280.6	[1]	4,333.8	[1]
Liabilities:
Future policy benefits	2,804.8	[1]	2,857.6	[1]
Policyholders' funds	0	[1]	6.6	[1]
Reserve for anticipated future losses on discontinued products	979.5	[1]	978.5	[1]	896.3
Collateral payable under securities loan agreements	204.4	[1]	3.8	[1]
Other Liabilities	291.9	[1],[3]	487.3	[1],[3]
Total liabilities	4,280.6	[2]	4,333.8	[1]
Debt And Equity Securities Available For Sale [Member]
Assets:
Investments	19,730.4		18,827.8
Debt And Equity Securities Available For Sale [Member] | Discontinued Products [Member]
Assets:
Investments	2,372.6	[1]	2,515.3	[1]
Mortgage Loans [Member]
Assets:
Investments	1,549.6		1,643.6
Mortgage Loans [Member] | Discontinued Products [Member]
Assets:
Investments	407.0	[1]	448.6	[1]
Other Investments [Member]
Assets:
Investments	1,718.8		1,448.7
Other Investments [Member] | Discontinued Products [Member]
Assets:
Investments	663.9	[1]	711.6	[1]
Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Member]
Reserve For Discontinued Products [Roll Forward]
2014	400.4	[4]
2015	382.8	[4]
2016	364.9	[4]
2017	347.3	[4]
2018	329.8	[4]
Thereafter	4,191.1	[4]
Discontinued Products Reserve Balance [Member]
Reserve For Discontinued Products [Roll Forward]
2014	54.2
2015	52.9
2016	51.3
2017	49.7
2018	48.0
Thereafter	$ 723.4

[1]	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
[2]	At the time of discontinuance, a receivable from Large Case Pensions' continuing products was established on the discontinued products balance sheet. This receivable represented the net present value of anticipated cash shortfalls in the discontinued products, which will be funded from continuing products. Interest on the receivable is accrued at the discount rate that was used to calculate the reserve. The offsetting payable, on which interest is similarly accrued, is reflected in continuing products. Interest on the payable generally offsets investment income on the assets available to fund the shortfall. These amounts are eliminated in consolidation.
[3]	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.
[4]	As of December 31, 2013, our remaining GIC liability was not material.